Business (Q3) (Details) $ / shares in Units, $ in Thousands		3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 20, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) state $ / shares shares		Sep. 30, 2022 USD ($)		Sep. 30, 2023 USD ($) practice state $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) OncologyPractice shares	Dec. 31, 2021 shares
Business Acquisition [Line Items]
Number of oncology practices						33		24
Number of states in which entity operates | state		19				19
Reverse recapitalization, equity conversion ratio		1				1
Number of securities called by each warrant (in shares)		1				1
Transaction expenses | $	$ 13,000	$ 24,603	[1]	$ 151	[1]	$ 29,886	$ 151
Sponsor Earnout Shares
Business Acquisition [Line Items]
Earnout period (in years)	5 years
Percentage of stock subject to vesting (in percent)	0.35
Number of shares subject to vesting (in shares)	2,839,375
Stock price trigger (in usd per share) | $ / shares	$ 13.5
Earnout period, trading days (in days)	20 days
Earnout period, threshold trading day period (in days)	30 days
Earnout period, number of months after closing (in months)	60 months
AON LLC
Business Acquisition [Line Items]
Reverse recapitalization costs | $		24,600				30,600
Transaction expenses | $		$ 24,600		$ 200		29,800	$ 200
Accrued transaction costs | $								$ 300
AON LLC | Temporary Equity
Business Acquisition [Line Items]
Adjustment to APIC, transaction costs | $						$ (800)
Common Class A
Business Acquisition [Line Items]
Shares issued (in shares)	1,047,343
Common unit, units outstanding (in units)								19,495,376	19,495,376
Common stock, shares outstanding (in shares)		9,453,604				9,453,604
Series A Preferred Stock
Business Acquisition [Line Items]
Stock price (in usd per share) | $ / shares		$ 10				$ 10
Common Class B
Business Acquisition [Line Items]
Common unit, units outstanding (in units)								4,703,628	4,703,628
Common stock, shares outstanding (in shares)		25,109,551				25,109,551
Legacy AON Shareholders | Class B Prefunded Warrants
Business Acquisition [Line Items]
Class of warrant outstanding (in warrants)	3,000,245
Legacy AON Shareholders | AON LLC
Business Acquisition [Line Items]
Common unit, units outstanding (in units)	28,109,796
Legacy AON Shareholders | Common Class B
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)	25,109,551
AON Inc. | AON LLC
Business Acquisition [Line Items]
Common unit, units outstanding (in units)	9,532,354
AON Inc. | AON LLC | Series A Preferred Stock
Business Acquisition [Line Items]
Preferred units, outstanding (in units)	6,651,610
Digital Transformation Opportunities Corp. ("DTOC") | Common Class B
Business Acquisition [Line Items]
Reverse recapitalization, equity conversion ratio	1
DTOC Unredeemed Shareholders | Common Class A
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)	147,511
DTOC Sponsor | Private Placement Warrants
Business Acquisition [Line Items]
Class of warrant outstanding (in warrants)	6,113,333
DTOC Sponsor | Public Warrant
Business Acquisition [Line Items]
Class of warrant outstanding (in warrants)	8,337,500
Warrant, exercise period, after initial public offering	12 months
Warrant, exercise period, after business combination	30 days
Warrant, term	5 years
DTOC Sponsor | Common Class A
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)	5,419,375
Earnout shares not outstanding (in shares)	2,839,375
Stock price (in usd per share) | $ / shares	$ 11.5
DTOC Sponsor | Common Class A | Public Warrant
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares)	1
AEA Growth Management LP | Series A Preferred Stock
Business Acquisition [Line Items]
Shares issued (in shares)	6,651,610
Common stock, shares outstanding (in shares)	6,651,610
AON LLC
Business Acquisition [Line Items]
Reverse recapitalization, equity conversion ratio	1
AON LLC | Class B Prefunded Warrants
Business Acquisition [Line Items]
Class of warrant outstanding (in warrants)	3,000,245
AON LLC | Common Class A
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares)	1,047,343
AON LLC | Common Class B
Business Acquisition [Line Items]
Stock price (in usd per share) | $ / shares	$ 0.01
AON LLC | Common Class B | Class B Prefunded Warrants
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares)	1

[1]	Includes related party rent of $679 and $655 and $2,037 and $2,037 for the three and nine months ended September 30, 2023 and 2022, respectively.